INCOME TAXES (Tables)	12 Months Ended
Apr. 30, 2016
IncomeTaxesTableAbstract
Summary of deferred tax asset
	2016	2015
Deferred tax asset:
Net operating loss carryforward	$3,155,766	$3,040,831
Valuation allowance	(3,155,766)	(3,040,831)

Total	$-	$-

Summary of components of income tax
	2016	2015

Change in net operating loss benefit	$114,935	$364,761
Change in valuation allowance	(114,935)	(364,761)

Total	$-	$-